FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED NOVEMBER 15, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR THE SEAFARER OVERSEAS GROWTH AND INCOME FUND (THE “FUND”) DATED

AUGUST 31, 2013

Effective immediately, William Maeck is no longer serving as an Associate Portfolio Manager of the Fund, therefore all references to William Maeck in the Prospectus and Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE